INCOME TAXES (Tables)	6 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF CURRENT AND DEFERRED COMPONENTS OF THE INCOME TAX EXPENSE

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Six Months Ended March 3l,
	2024	2025
	RMB	RMB
Current tax expense	1,646,015	2,107,365
Deferred tax expense	(56,182)	(62,182)
Total	1,589,833	2,045,183

SCHEDULE OF PRINCIPAL COMPONENTS OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

The principal components of deferred tax assets and deferred tax liabilities are as follows:

	As of September 30,2024	As of March 31,2025
	RMB	RMB
Deferred tax assets
Net operating loss carry-forwards	3,644	3,752
Operating lease liabilities	6,668	7,909
Allowance for receivables	565,519	626,460

Total deferred tax assets	575,831	638,121
Less: valuation allowance	(3,644)	(3,752)

Total deferred tax assets, net	572,187	634,369

Total deferred tax liabilities	-	-

Deferred tax assets, net	572,187	634,369

SCHEDULE OF ROLL FORWARD OF VALUATION ALLOWANCES OF DEFERRED TAX ASSETS

The roll forward of valuation allowances of deferred tax assets:

	As of September 30, 2024	As of March 31, 2025
	RMB	RMB
Balance as of beginning of year	-	3,644
Addition of valuation allowance	3,644	108
Balance as of end of year	3,644	3,752

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE AT THE EFFECTIVE RATE FROM INCOME TAX

Following is a reconciliation of income tax expense at the effective rate from income tax at the statutory rate:

	Six Months Ended March 3l,
	2024	2025
	RMB	RMB
Income before income taxes	10,483,041	13,627,541
Income tax expense computed at statutory income tax rate	2,620,760	3,406,885
Tax effect of preferential tax rate	(1,048,304)	(1,362,754)
Permanent differences	15,191	989
Effect of income tax rate difference in other jurisdictions	(1,458)	(44)
Change in valuation allowance	3,644	107
Total	1,589,833	2,045,183